Digital Assets (Details) - Schedule of additional information USDC - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of additional information USDC [Abstract]
Opening balance	$ 56,005
Exchange of USDT into USDC	16,005,622
Addition from exchange of BTC	1,995,635
Collection from private placement	1,179,368
Refund of deposit on property and equipment	234,371
Exchange of cash into USDC	200,000
Collection from borrowings from a related party		329,722
Payment of services	(1,615,922)	(273,717)
Investment in an investment security	(1,000,000)
Purchases of miners	(895,893)
Repayment of borrowings from a related party (Note 12)	(329,722)
Ending balance	$ 15,829,464	$ 56,005